RELATED PARTIES' TRANSACTIONS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivables, current	$ 5,000,000	$ 7,000,000
Other receivables, non current	17,000,000	23,000,000
Other receivables, current	7,000,000	8,000,000
Trade payables, current	14,000,000	15,000,000
Other One [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current
Other receivables, non current
Other receivables, current	1,000,000
Trade payables, current
T G S [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current	5,000,000	6,000,000
Other receivables, non current	17,000,000	23,000,000
Other receivables, current	6,000,000	5,000,000
Trade payables, current	7,000,000	3,000,000
S A C D E [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current
Other receivables, non current
Other receivables, current
Trade payables, current	$ 7,000,000	10,000,000
O C P One [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current
Other receivables, non current
Other receivables, current		2,000,000
Trade payables, current
Refinor One [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current		1,000,000
Other receivables, non current
Other receivables, current
Trade payables, current		$ 2,000,000